EQUITY - Narrative (Details)		12 Months Ended
	Dec. 09, 2022 USD ($)	Dec. 31, 2023 USD ($) yr shares $ / shares	Dec. 31, 2022 USD ($) yr shares $ / shares	Dec. 31, 2023 $ / shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares		$ 0.28	$ 0.56
Expense incurred with respect to MSOP		$ 17,000,000	$ 30,000,000
Expense from share-based payment transactions with employees		$ 105,000,000	$ 167,000,000
Proportion of ownership interest in subsidiary	25.00%		25.00%
Non-cash distribution	$ 2,400,000,000		$ 2,400,000,000
Brookfield Asset Management ULC (BAM)
Disclosure of classes of share capital [line items]
Non-cash distribution			$ 410,000,000
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Average term to exercise | yr		7.5	7.5
Expected volatility, share options granted		28.70%	24.80%
Expected dividend as percentage, share options granted		1.00%	1.40%
Risk free interest rate, share options granted		4.00%	1.90%
Liquidity Discount		25.00%	25.00%
Weighted-average fair value of a unit		$ 9.61	$ 8.82
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement | shares		2,155,000,000	43,650,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 34.84	$ 26.94
Average term to exercise | yr		7.5	7.2
Expected volatility, share options granted		28.70%	26.70%
Expected dividend as percentage, share options granted		1.00%	1.00%
Risk free interest rate, share options granted		4.00%	3.70%
Liquidity Discount		25.00%	25.00%
Weighted-average fair value of a unit		$ 9.61	$ 7.66
Deferred Stock Units and Restricted Stock Units | Employees and Directors | Cash-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period		5 years
Share Options Vested In Share-Based Payment Arrangement		$ 1,300,000,000	1,200,000,000
Expense from share-based payment transactions with employees		$ 1,000,000	$ 8,000,000
Common Class A | Management Share Option Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period		5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1		10 years
Common Class A | Escrowed Stock Plan | Executives [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares) | shares		2,200,000	5,100,000
Expense from share-based payment transactions with employees		$ 30,000,000	$ 51,000,000
Common Class A | Escrowed Stock Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period		5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1		10 years
Common Class A | Restricted Stock | Executives [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period		5 years
Share based awards, hold period		5 years
Number of instruments granted in share-based payment arrangement | yr		1,500,000	1,900,000
Expense from share-based payment transactions with employees		$ 57,000,000	$ 78,000,000
Common shares | Common Class B
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		85,120
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares				$ 25.00
Preference shares, series 51 [Member]
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares				22.44
Preference shares, series 52
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares				$ 22.00